Vessels, Port Terminals and Other Fixed Assets, net - Future Minimum Collections of Note Receivable (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collections Due by Period
December 31, 2020	$ 114
December 31, 2021	203
December 31, 2022	40
December 31, 2023	169
Total future minimum note receivable collections	526
Less: amount representing interest	(55)
Present value of future minimum Note receivable collections	$ 471	$ 602